Commitments and contingencies (Tables)	9 Months Ended
Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule	As at September 30, 2017, the Company had the following commitments:
	2017	2018	2019-2026
Office space	158,369	303,621	2,084,865
	158,369	303,621	2,084,865